Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000008290 [Member] | HCA Healthcare Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[1]
C000008290 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[1]
C000008290 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[1]
C000008290 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[1]
C000008290 [Member] | Corning Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%	[1]
C000008290 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%	[1]
C000008290 [Member] | LPL Financial Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[1]
C000008290 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[1]
C000008290 [Member] | Caterpillar Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[1]
C000008290 [Member] | Cardinal Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[1]
C000008290 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000008290 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000008290 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000008290 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000008290 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000008290 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000008290 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000008290 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000008290 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000008290 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000008290 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000008290 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000008291 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%	[2]
C000008291 [Member] | InterDigital Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%	[2]
C000008291 [Member] | Armstrong World Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[2]
C000008291 [Member] | TTM Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[2]
C000008291 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[2]
C000008291 [Member] | Dycom Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[2]
C000008291 [Member] | Sanmina Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[2]
C000008291 [Member] | Zurn Elkay Water Solutions Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[2]
C000008291 [Member] | CareTrust REIT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[2]
C000008291 [Member] | Brinker International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[2]
C000008291 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000008291 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000008291 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000008291 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000008291 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000008291 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000008291 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000008291 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000008291 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000008291 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000008291 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000008292 [Member] | StoneX Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%	[3]
C000008292 [Member] | G III Apparel Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[3]
C000008292 [Member] | Victoria s Secret And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[3]
C000008292 [Member] | Cushman And Wakefield PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[3]
C000008292 [Member] | Genworth Financial Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%	[3]
C000008292 [Member] | Resideo Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[3]
C000008292 [Member] | Lincoln National Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[3]
C000008292 [Member] | MarineMax Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%	[3]
C000008292 [Member] | United Natural Foods Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[3]
C000008292 [Member] | Sally Beauty Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[3]
C000008292 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008292 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000008292 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000008292 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000008292 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000008292 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000008292 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000008292 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000008292 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008292 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000008292 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000008292 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000008293 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%	[4]
C000008293 [Member] | Illumina Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.71%	[4]
C000008293 [Member] | Biogen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.15%	[4]
C000008293 [Member] | Incyte Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.08%	[4]
C000008293 [Member] | Regeneron Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%	[4]
C000008293 [Member] | Vertex Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%	[4]
C000008293 [Member] | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[4]
C000008293 [Member] | Ionis Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.38%	[4]
C000008293 [Member] | United Therapeutics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%	[4]
C000008293 [Member] | Royalty Pharma PLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%	[4]
C000008293 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.10%
C000008293 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000008293 [Member] | pharamaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000008293 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000008294 [Member] | United Natural Foods Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[5]
C000008294 [Member] | Ingles Markets Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%	[5]
C000008294 [Member] | Corteva Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.52%	[5]
C000008294 [Member] | Kraft Heinz Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%	[5]
C000008294 [Member] | Kroger Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%	[5]
C000008294 [Member] | Hershey Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.03%	[5]
C000008294 [Member] | Mondelez International Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.04%	[5]
C000008294 [Member] | Sysco Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.08%	[5]
C000008294 [Member] | DoorDash Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.56%	[5]
C000008294 [Member] | Monster Beverage Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.85%	[5]
C000008294 [Member] | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000008294 [Member] | Fertilizers And Agricultural Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000008294 [Member] | Agricultural Products And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000008294 [Member] | Restaurants [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000008294 [Member] | Soft Drinks And Non alcoholic Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000008294 [Member] | Food Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000008294 [Member] | Food Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000008294 [Member] | Packaged Foods And Meats [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000008294 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000008295 [Member] | Sysco Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%	[6]
C000008295 [Member] | DoorDash Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.22%	[6]
C000008295 [Member] | Warner Bros Discovery Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.72%	[6]
C000008295 [Member] | Las Vegas Sands Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.39%	[6]
C000008295 [Member] | Carnival Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%	[6]
C000008295 [Member] | Live Nation Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.58%	[6]
C000008295 [Member] | Flutter Entertainment PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.95%	[6]
C000008295 [Member] | Royal Caribbean Cruises Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%	[6]
C000008295 [Member] | Lyft Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%	[6]
C000008295 [Member] | Biglari Holdings Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%	[6]
C000008295 [Member] | Restaurants [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000008295 [Member] | Food Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000008295 [Member] | Movies And Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000008295 [Member] | Casinos And Gaming [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000008295 [Member] | Hotels Resorts And Cruise Lines [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000008295 [Member] | Broadcasting [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000008295 [Member] | Passenger Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000008295 [Member] | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000008295 [Member] | Other Sub Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000008295 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000008296 [Member] | Nintendo Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%	[7]
C000008296 [Member] | Cloudflare Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%	[7]
C000008296 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.21%	[7]
C000008296 [Member] | Adobe Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[7]
C000008296 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[7]
C000008296 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.29%	[7]
C000008296 [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.55%	[7]
C000008296 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[7]
C000008296 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.26%	[7]
C000008296 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.32%	[7]
C000008296 [Member] | Movies And Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000008296 [Member] | Other Sub Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000008296 [Member] | Internet Services And Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000008296 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000008296 [Member] | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000008296 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000008296 [Member] | Interactive Home Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000008296 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000008296 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000008297 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%	[8]
C000008297 [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%	[8]
C000008297 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.52%	[8]
C000008297 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.56%	[8]
C000008297 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.45%	[8]
C000008297 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%	[8]
C000008297 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[8]
C000008297 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%	[8]
C000008297 [Member] | AT And T Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%	[8]
C000008297 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[8]
C000008297 [Member] | Other Sub Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000008297 [Member] | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000008297 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000008297 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000008297 [Member] | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000008297 [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000008297 [Member] | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000008297 [Member] | Integrated Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000008297 [Member] | IT Consulting And Other Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000008297 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000008298 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%	[9]
C000008298 [Member] | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.83%	[9]
C000008298 [Member] | United Therapeutics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%	[9]
C000008298 [Member] | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[9]
C000008298 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%	[9]
C000008298 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%	[9]
C000008298 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.91%	[9]
C000008298 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%	[9]
C000008298 [Member] | Travere Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.15%	[9]
C000008298 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[9]
C000008298 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000008298 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000008298 [Member] | pharamaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.30%
C000008298 [Member] | Health Care Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000008298 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000008299 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.22%	[10]
C000008299 [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[10]
C000008299 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.51%	[10]
C000008299 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%	[10]
C000008299 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.78%	[10]
C000008299 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.15%	[10]
C000008299 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.52%	[10]
C000008299 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%	[10]
C000008299 [Member] | Credo Technology Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%	[10]
C000008299 [Member] | Camtek Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%	[10]
C000008299 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.60%
C000008299 [Member] | Semiconductor Materials And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000008299 [Member] | Electronic Equipment And Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000008299 [Member] | Automotive Parts And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000008299 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000008300 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.14%	[11]
C000008300 [Member] | Adobe Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%	[11]
C000008300 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[11]
C000008300 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.57%	[11]
C000008300 [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%	[11]
C000008300 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.95%	[11]
C000008300 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.36%	[11]
C000008300 [Member] | Intel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[11]
C000008300 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.87%	[11]
C000008300 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[11]
C000008300 [Member] | Other Sub Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000008300 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000008300 [Member] | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000008300 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000008300 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000008300 [Member] | Health Care Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000008300 [Member] | Electronics Equipment And Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000008300 [Member] | Data Center REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000008300 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000008303 [Member] | Brookfield Renewable Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.68%	[12]
C000008303 [Member] | PT Telkom Indonesia Persero Tbk ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%	[12]
C000008303 [Member] | Brookfield Infrastructure Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%	[12]
C000008303 [Member] | PLDT Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%	[12]
C000008303 [Member] | BCE Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.66%	[12]
C000008303 [Member] | Amcor PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.61%	[12]
C000008303 [Member] | Enbridge Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%	[12]
C000008303 [Member] | TELUS Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%	[12]
C000008303 [Member] | Canadian Natural Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%	[12]
C000008303 [Member] | British American Tobacco PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%	[12]
C000008303 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000008303 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000008303 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000008303 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000008303 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000008303 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000008303 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000008303 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000008303 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000008303 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000008303 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000008303 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000008304 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%	[13]
C000008304 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.85%	[13]
C000008304 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%	[13]
C000008304 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[13]
C000008304 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[13]
C000008304 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[13]
C000008304 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%	[13]
C000008304 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%	[13]
C000008304 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%	[13]
C000008304 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%	[13]
C000008304 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000008304 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000008304 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000008304 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000008304 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000008304 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000008304 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000008304 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000008304 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000008304 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000008304 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000008306 [Member] | RTX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.46%	[14]
C000008306 [Member] | General Electric Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.75%	[14]
C000008306 [Member] | Boeing Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.16%	[14]
C000008306 [Member] | Lockheed Martin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[14]
C000008306 [Member] | Northrop Grumman Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.09%	[14]
C000008306 [Member] | General Dynamics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.77%	[14]
C000008306 [Member] | Honeywell International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.17%	[14]
C000008306 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%	[14]
C000008306 [Member] | L3Harris Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%	[14]
C000008306 [Member] | Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%	[14]
C000008306 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.20%
C000008306 [Member] | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000008306 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000008306 [Member] | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000008306 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000008306 [Member] | Other Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000008306 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000008307 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[15]
C000008307 [Member] | Argan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%	[15]
C000008307 [Member] | Tractor Supply Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.24%	[15]
C000008307 [Member] | Home Depot Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[15]
C000008307 [Member] | Martin Marietta Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[15]
C000008307 [Member] | Vulcan Materials Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[15]
C000008307 [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.03%	[15]
C000008307 [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.09%	[15]
C000008307 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.27%	[15]
C000008307 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.59%	[15]
C000008307 [Member] | Other Sub Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000008307 [Member] | Other Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000008307 [Member] | Home Improvement Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000008307 [Member] | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000008307 [Member] | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000008307 [Member] | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000008307 [Member] | Homebuilding Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000008307 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000008308 [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.93%	[16]
C000008308 [Member] | Marathon Petroleum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.77%	[16]
C000008308 [Member] | EQT Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.23%	[16]
C000008308 [Member] | Antero Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[16]
C000008308 [Member] | Coterra Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.09%	[16]
C000008308 [Member] | Devon Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%	[16]
C000008308 [Member] | Occidental Petroleum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[16]
C000008308 [Member] | EOG Resources Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%	[16]
C000008308 [Member] | Par Pacific Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%	[16]
C000008308 [Member] | Murphy Oil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%	[16]
C000008308 [Member] | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000008308 [Member] | Oil and Gas Exploration and Production Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.70%
C000008308 [Member] | Oil and Gas Refining and Marketing Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000008308 [Member] | Integrated Oil And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000008308 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000008310 [Member] | Frontline PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.51%	[17]
C000008310 [Member] | ProFrac Holding Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%	[17]
C000008310 [Member] | Liberty Energy Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%	[17]
C000008310 [Member] | SLB Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.51%	[17]
C000008310 [Member] | Noble Corp PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.63%	[17]
C000008310 [Member] | NOV Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%	[17]
C000008310 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.04%	[17]
C000008310 [Member] | Weatherford International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.29%	[17]
C000008310 [Member] | Baker Hughes Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.81%	[17]
C000008310 [Member] | Halliburton Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.42%	[17]
C000008310 [Member] | Oil And Gas Drilling [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000008310 [Member] | Oil And Gas Storage And Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000008310 [Member] | Oil And Gas Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.00%
C000008310 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000008312 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%	[18]
C000008312 [Member] | Cogent Communications Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%	[18]
C000008312 [Member] | United Parcel Service Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.56%	[18]
C000008312 [Member] | LyondellBasell Industries N V Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%	[18]
C000008312 [Member] | Edison International [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%	[18]
C000008312 [Member] | Best Buy Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%	[18]
C000008312 [Member] | Avista Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[18]
C000008312 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[18]
C000008312 [Member] | Polaris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[18]
C000008312 [Member] | AES Corp The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[18]
C000008312 [Member] | pharamaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000008312 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000008312 [Member] | Other Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000008312 [Member] | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000008312 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000008312 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000008312 [Member] | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000008312 [Member] | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000008312 [Member] | Multi Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000008312 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000008312 [Member] | Air Freight And Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000008312 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000008312 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000008312 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000008312 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000008313 [Member] | NRG Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%	[19]
C000008313 [Member] | Talen Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%	[19]
C000008313 [Member] | DTE Energy Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%	[19]
C000008313 [Member] | Duke Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%	[19]
C000008313 [Member] | American Water Works Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.61%	[19]
C000008313 [Member] | NiSource Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%	[19]
C000008313 [Member] | Atmos Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%	[19]
C000008313 [Member] | WEC Energy Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%	[19]
C000008313 [Member] | Lumen Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.09%	[19]
C000008313 [Member] | Oklo Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.83%	[19]
C000008313 [Member] | Other Sub Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000008313 [Member] | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000008313 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000008313 [Member] | Multi Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000008313 [Member] | Heavy Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000008313 [Member] | Water Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000008313 [Member] | Alternative Carriers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000008313 [Member] | Independent Power Producers And Energy Traders [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000008313 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000008315 [Member] | American Water Works Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.88%	[20]
C000008315 [Member] | Waters Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.44%	[20]
C000008315 [Member] | Ferguson Enterprises Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.76%	[20]
C000008315 [Member] | Ecolab Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.54%	[20]
C000008315 [Member] | Roper Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.91%	[20]
C000008315 [Member] | Mueller Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[20]
C000008315 [Member] | AECOM [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%	[20]
C000008315 [Member] | Xylem Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%	[20]
C000008315 [Member] | IDEX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%	[20]
C000008315 [Member] | Pentair PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%	[20]
C000008315 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000008315 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000008315 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000008315 [Member] | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000008315 [Member] | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000008315 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000008315 [Member] | Water Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000008315 [Member] | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000008315 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000008315 [Member] | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000008315 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000008316 [Member] | Caterpillar Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%	[21]
C000008316 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[21]
C000008316 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%	[21]
C000008316 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.46%	[21]
C000008316 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.36%	[21]
C000008316 [Member] | General Electric Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[21]
C000008316 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[21]
C000008316 [Member] | Coca Cola Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[21]
C000008316 [Member] | Procter And Gamble Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.36%	[21]
C000008316 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.37%	[21]
C000008316 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008316 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000008316 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000008316 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000008316 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000008316 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000008316 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000008316 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000008316 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000008319 [Member] | Alibaba Group Holding Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.65%	[22]
C000008319 [Member] | Baidu Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.52%	[22]
C000008319 [Member] | JD com Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.42%	[22]
C000008319 [Member] | Yum China Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[22]
C000008319 [Member] | Tencent Music Entertainment Group ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.65%	[22]
C000008319 [Member] | NIO Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%	[22]
C000008319 [Member] | NetEase Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%	[22]
C000008319 [Member] | Full Truck Alliance Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.81%	[22]
C000008319 [Member] | Kanzhun Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%	[22]
C000008319 [Member] | Vipshop Holdings Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%	[22]
C000008319 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000008319 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000008319 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.30%
C000008319 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000008319 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000008319 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000008319 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000008319 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000008320 [Member] | Solid Power Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[23]
C000008320 [Member] | Shoals Technologies Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[23]
C000008320 [Member] | Bloom Energy Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[23]
C000008320 [Member] | Eos Energy Enterprises Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[23]
C000008320 [Member] | Nextracker Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[23]
C000008320 [Member] | Lithium Americas Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[23]
C000008320 [Member] | T1 Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[23]
C000008320 [Member] | Canadian Solar Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[23]
C000008320 [Member] | Navitas Semiconductor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%	[23]
C000008320 [Member] | Fluence Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[23]
C000008320 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000008320 [Member] | Other Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000008320 [Member] | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000008320 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000008320 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000008320 [Member] | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000008320 [Member] | Independent Power and Renewbale Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000008320 [Member] | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000008320 [Member] | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000008320 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000008320 [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000008320 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000008321 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%	[24]
C000008321 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.69%	[24]
C000008321 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[24]
C000008321 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%	[24]
C000008321 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%	[24]
C000008321 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%	[24]
C000008321 [Member] | General Electric Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%	[24]
C000008321 [Member] | Palantir Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[24]
C000008321 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%	[24]
C000008321 [Member] | Intuit Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.08%	[24]
C000008321 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.40%
C000008321 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000008321 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000008321 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000008321 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000008321 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000008321 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000008321 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000008322 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.17%	[25]
C000008322 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%	[25]
C000008322 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%	[25]
C000008322 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%	[25]
C000008322 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%	[25]
C000008322 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%	[25]
C000008322 [Member] | Goldman Sachs Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.47%	[25]
C000008322 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[25]
C000008322 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%	[25]
C000008322 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%	[25]
C000008322 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000008322 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000008322 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000008322 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000008322 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000008322 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000008322 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000008322 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000008322 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000008322 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000008322 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000008323 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.36%	[26]
C000008323 [Member] | Talen Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%	[26]
C000008323 [Member] | Twilio Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%	[26]
C000008323 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.65%	[26]
C000008323 [Member] | Ciena Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%	[26]
C000008323 [Member] | US Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[26]
C000008323 [Member] | Woodward Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[26]
C000008323 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%	[26]
C000008323 [Member] | BWX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[26]
C000008323 [Member] | Guidewire Software Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[26]
C000008323 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000008323 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000008323 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000008323 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000008323 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000008323 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000008323 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000008323 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000008323 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000008323 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008323 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000008324 [Member] | AutoNation Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[27]
C000008324 [Member] | Valley National Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[27]
C000008324 [Member] | Graham Holdings Co Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[27]
C000008324 [Member] | Taylor Morrison Home Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[27]
C000008324 [Member] | Lithia Motors Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[27]
C000008324 [Member] | Avnet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[27]
C000008324 [Member] | WESCO International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[27]
C000008324 [Member] | Brighthouse Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[27]
C000008324 [Member] | TD SYNNEX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[27]
C000008324 [Member] | EchoStar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.71%	[27]
C000008324 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000008324 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000008324 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000008324 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000008324 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000008324 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000008324 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000008324 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000008324 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
C000008324 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000008324 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000032719 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[28]
C000032719 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%	[28]
C000032719 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%	[28]
C000032719 [Member] | Intel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%	[28]
C000032719 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[28]
C000032719 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[28]
C000032719 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%	[28]
C000032719 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[28]
C000032719 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%	[28]
C000032719 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[28]
C000032719 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000032719 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000032719 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000032719 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000032719 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000032719 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000032719 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000032719 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000032719 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000032719 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000032719 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000032719 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000033024 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.78%	[29]
C000033024 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[29]
C000033024 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[29]
C000033024 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%	[29]
C000033024 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.25%	[29]
C000033024 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.58%	[29]
C000033024 [Member] | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%	[29]
C000033024 [Member] | Shopify Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.68%	[29]
C000033024 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%	[29]
C000033024 [Member] | Walt Disney Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%	[29]
C000033024 [Member] | Movies And Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000033024 [Member] | Hotels Resorts And Cruise Lines [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000033024 [Member] | Passenger Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000033024 [Member] | Other Sub Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000033024 [Member] | Internet Services And Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000033024 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000033024 [Member] | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000033024 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000033024 [Member] | Interactive Home Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000033024 [Member] | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000033024 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000033024 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000035317 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[30]
C000035317 [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%	[30]
C000035317 [Member] | Marathon Petroleum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.77%	[30]
C000035317 [Member] | Weatherford International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[30]
C000035317 [Member] | Centrus Energy Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.04%	[30]
C000035317 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.45%	[30]
C000035317 [Member] | Williams Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.95%	[30]
C000035317 [Member] | Kinder Morgan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%	[30]
C000035317 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%	[30]
C000035317 [Member] | Delek US Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%	[30]
C000035317 [Member] | Oil and Gas Exploration and Production Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000035317 [Member] | Oil and Gas Refining and Marketing Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000035317 [Member] | Integrated Oil And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000035317 [Member] | Oil And Gas Drilling [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000035317 [Member] | Oil And Gas Storage And Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000035317 [Member] | Oil And Gas Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000035317 [Member] | Coal And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000035317 [Member] | Steel [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000035317 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000035318 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%	[31]
C000035318 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.93%	[31]
C000035318 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[31]
C000035318 [Member] | Evercore Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%	[31]
C000035318 [Member] | Blackstone Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%	[31]
C000035318 [Member] | KKR And Co Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%	[31]
C000035318 [Member] | Interactive Brokers Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%	[31]
C000035318 [Member] | SoFi Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[31]
C000035318 [Member] | Ares Management Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%	[31]
C000035318 [Member] | Robinhood Markets Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.09%	[31]
C000035318 [Member] | Other Sub Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000035318 [Member] | Regional Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000035318 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000035318 [Member] | Diversified Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000035318 [Member] | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000035318 [Member] | Real Estate Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000035318 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000035318 [Member] | Transaction And Payment Processing Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000035318 [Member] | Asset Management And Custody Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000035318 [Member] | Investment Banking And Brokerage [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000035320 [Member] | Medpace Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.01%	[32]
C000035320 [Member] | Insmed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.09%	[32]
C000035320 [Member] | Guardant Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.29%	[32]
C000035320 [Member] | Nektar Therapeutics [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%	[32]
C000035320 [Member] | Tenet Healthcare Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.61%	[32]
C000035320 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%	[32]
C000035320 [Member] | Natera Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[32]
C000035320 [Member] | Cidara Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.47%	[32]
C000035320 [Member] | Hims And Hers Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%	[32]
C000035320 [Member] | Celcuity Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%	[32]
C000035320 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.30%
C000035320 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000035320 [Member] | Other Sub Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000035320 [Member] | Health Care Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000035320 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000035320 [Member] | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000035320 [Member] | Health Care Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000035320 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000035321 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.24%	[33]
C000035321 [Member] | Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%	[33]
C000035321 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%	[33]
C000035321 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[33]
C000035321 [Member] | Bloom Energy Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.56%	[33]
C000035321 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%	[33]
C000035321 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%	[33]
C000035321 [Member] | Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.66%	[33]
C000035321 [Member] | Kratos Defense And Security Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%	[33]
C000035321 [Member] | Rocket Lab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.09%	[33]
C000035321 [Member] | Other Sub Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000035321 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000035321 [Member] | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000035321 [Member] | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000035321 [Member] | Heavy Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000035321 [Member] | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000035321 [Member] | Electrical Components And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000035321 [Member] | Industrial Machinery And Supplies And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000035321 [Member] | Electronic Manufacturing Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000035321 [Member] | Construction Machinery and Heavy Transportation Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000035321 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000035322 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%	[34]
C000035322 [Member] | Caterpillar Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%	[34]
C000035322 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%	[34]
C000035322 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.15%	[34]
C000035322 [Member] | Intel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%	[34]
C000035322 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.15%	[34]
C000035322 [Member] | Palantir Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%	[34]
C000035322 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%	[34]
C000035322 [Member] | General Motors Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%	[34]
C000035322 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.15%	[34]
C000035322 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000035322 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000035322 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000035322 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000035322 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000035322 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000035322 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000035322 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000035322 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000035322 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000035322 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000035324 [Member] | United Therapeutics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%	[35]
C000035324 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.67%	[35]
C000035324 [Member] | AECOM [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[35]
C000035324 [Member] | Nextracker Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%	[35]
C000035324 [Member] | BWX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%	[35]
C000035324 [Member] | Medpace Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%	[35]
C000035324 [Member] | RPM International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[35]
C000035324 [Member] | DocuSign Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[35]
C000035324 [Member] | Manhattan Associates Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%	[35]
C000035324 [Member] | Carlisle Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.05%	[35]
C000035324 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000035324 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000035324 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000035324 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000035324 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000035324 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000035324 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000035324 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000035324 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000035326 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[36]
C000035326 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.81%	[36]
C000035326 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%	[36]
C000035326 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%	[36]
C000035326 [Member] | Rigetti Computing Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.59%	[36]
C000035326 [Member] | Sandisk Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%	[36]
C000035326 [Member] | Cipher Mining Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.36%	[36]
C000035326 [Member] | Opendoor Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%	[36]
C000035326 [Member] | Terawulf Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[36]
C000035326 [Member] | Bitmine Immersion Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.56%	[36]
C000035326 [Member] | Other Sub Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000035326 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000035326 [Member] | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000035326 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000035326 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000035326 [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000035326 [Member] | Semiconductor Materials And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000035326 [Member] | Electronic Equipment And Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000035326 [Member] | Real Estate Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000035326 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000035327 [Member] | HCA Healthcare Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[37]
C000035327 [Member] | Monster Beverage Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[37]
C000035327 [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%	[37]
C000035327 [Member] | Marathon Petroleum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%	[37]
C000035327 [Member] | Goldman Sachs Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.07%	[37]
C000035327 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[37]
C000035327 [Member] | General Motors Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%	[37]
C000035327 [Member] | Cigna Group The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%	[37]
C000035327 [Member] | PayPal Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[37]
C000035327 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%	[37]
C000035327 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000035327 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000035327 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000035327 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000035327 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000035327 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000035327 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000035327 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000035327 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000035327 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000035327 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000035336 [Member] | Ionis Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.44%	[38]
C000035336 [Member] | Bloom Energy Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.37%	[38]
C000035336 [Member] | Opendoor Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%	[38]
C000035336 [Member] | AppLovin Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[38]
C000035336 [Member] | Primoris Services Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%	[38]
C000035336 [Member] | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%	[38]
C000035336 [Member] | Hecla Mining Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.36%	[38]
C000035336 [Member] | GRAIL Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.35%	[38]
C000035336 [Member] | Roivant Sciences Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.35%	[38]
C000035336 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.33%	[38]
C000035336 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000035336 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000035336 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000035336 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000035336 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000035336 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000035336 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000035336 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000035336 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000035336 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000035336 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000035336 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000035338 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.04%	[39]
C000035338 [Member] | Nextracker Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%	[39]
C000035338 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.16%	[39]
C000035338 [Member] | Contemporary Amperex Technology Co Ltd A Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%	[39]
C000035338 [Member] | XPeng Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[39]
C000035338 [Member] | LG Energy Solution Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[39]
C000035338 [Member] | Vestas Wind Systems A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%	[39]
C000035338 [Member] | BYD Co Ltd H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%	[39]
C000035338 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%	[39]
C000035338 [Member] | First Solar Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.88%	[39]
C000035338 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000035338 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000035338 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000035338 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000035338 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000035338 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000035338 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000035338 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000035343 [Member] | Corteva Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%	[40]
C000035343 [Member] | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.32%	[40]
C000035343 [Member] | Hecla Mining Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.66%	[40]
C000035343 [Member] | Uranium Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.73%	[40]
C000035343 [Member] | Coeur Mining Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%	[40]
C000035343 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%	[40]
C000035343 [Member] | MP Materials Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%	[40]
C000035343 [Member] | Royal Gold Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.08%	[40]
C000035343 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%	[40]
C000035343 [Member] | ATI Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%	[40]
C000035343 [Member] | Fertilizers And Agricultural Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000035343 [Member] | Other Sub Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000035343 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000035343 [Member] | Coal And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000035343 [Member] | Steel [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000035343 [Member] | Specialty Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000035343 [Member] | Diversified Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000035343 [Member] | Commodity Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000035343 [Member] | Silver [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000035343 [Member] | Industrial Gases [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000035343 [Member] | Aluminum [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000035343 [Member] | Paper And Plastic Packaging Products And Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000035343 [Member] | Gold Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000035343 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000035344 [Member] | DoorDash Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%	[41]
C000035344 [Member] | Royal Caribbean Cruises Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%	[41]
C000035344 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%	[41]
C000035344 [Member] | EchoStar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%	[41]
C000035344 [Member] | Somnigroup International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%	[41]
C000035344 [Member] | Ralph Lauren Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.56%	[41]
C000035344 [Member] | Carvana Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.61%	[41]
C000035344 [Member] | Tapestry Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[41]
C000035344 [Member] | Wayfair Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.89%	[41]
C000035344 [Member] | QuantumScape Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.92%	[41]
C000035344 [Member] | Restaurants [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000035344 [Member] | Movies And Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000035344 [Member] | Hotels Resorts And Cruise Lines [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000035344 [Member] | Other Sub Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000035344 [Member] | Automotive Parts And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000035344 [Member] | Other Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000035344 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000035344 [Member] | Home Furnishings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000035344 [Member] | Cable And Satellite [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000035344 [Member] | Automotive Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000035344 [Member] | Apparel Accessories And Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000035344 [Member] | Homefurnishing Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000035344 [Member] | Apparel Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000035344 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000035345 [Member] | Kroger Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%	[42]
C000035345 [Member] | Procter And Gamble Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%	[42]
C000035345 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.94%	[42]
C000035345 [Member] | US Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%	[42]
C000035345 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.14%	[42]
C000035345 [Member] | Church And Dwight Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.62%	[42]
C000035345 [Member] | Celsius Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%	[42]
C000035345 [Member] | e l f Beauty Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%	[42]
C000035345 [Member] | Performance Food Group Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%	[42]
C000035345 [Member] | Estee Lauder Cos Inc The Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.09%	[42]
C000035345 [Member] | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000035345 [Member] | Agricultural Products And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000035345 [Member] | Soft Drinks And Non alcoholic Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000035345 [Member] | Food Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000035345 [Member] | Food Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000035345 [Member] | Packaged Foods And Meats [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000035345 [Member] | Other Sub Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000035345 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000035345 [Member] | Education Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000035345 [Member] | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000035345 [Member] | Consumer Staples Merchandise Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000035345 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000037805 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%	[43]
C000037805 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[43]
C000037805 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%	[43]
C000037805 [Member] | Robinhood Markets Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%	[43]
C000037805 [Member] | Medpace Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[43]
C000037805 [Member] | Rocket Lab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[43]
C000037805 [Member] | AppLovin Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%	[43]
C000037805 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%	[43]
C000037805 [Member] | Rollins Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%	[43]
C000037805 [Member] | Amphenol Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%	[43]
C000037805 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000037805 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000037805 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000037805 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000037805 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000037805 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000037805 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000037805 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000037805 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000037805 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000037806 [Member] | JPMorgan Chase And Co Series EE Pfd 6 00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%	[44]
C000037806 [Member] | JPMorgan Chase And Co Series DD Pfd 5 75 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%	[44]
C000037806 [Member] | Wells Fargo And Co Series Z Pfd 4 75 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[44]
C000037806 [Member] | JPMorgan Chase And Co Series MM Pfd 4 20 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[44]
C000037806 [Member] | JPMorgan Chase And Co Series LL Pfd 4 63 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%	[44]
C000037806 [Member] | Allstate Corp The Series H Pfd 5 10 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[44]
C000037806 [Member] | Bank of America Corp Series GG Pfd 6 00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[44]
C000037806 [Member] | Bank of America Corp Series KK Pfd 5 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[44]
C000037806 [Member] | Capital One Financial Corp Series I Pfd 5 00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[44]
C000037806 [Member] | Athene Holding Ltd Series A Pfd 6 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%	[44]
C000037806 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000037806 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000037806 [Member] | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000037806 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000037806 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000037806 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000037807 [Member] | Blackstone Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%	[45]
C000037807 [Member] | KKR And Co Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%	[45]
C000037807 [Member] | Sofina S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.15%	[45]
C000037807 [Member] | CVC Capital Partners PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%	[45]
C000037807 [Member] | HAL Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%	[45]
C000037807 [Member] | Blue Owl Capital Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[45]
C000037807 [Member] | Partners Group Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.55%	[45]
C000037807 [Member] | TPG Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.67%	[45]
C000037807 [Member] | EQT AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.84%	[45]
C000037807 [Member] | Threei Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%	[45]
C000037807 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000037807 [Member] | Other Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000037807 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000037807 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.10%
C000037807 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000056583 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%	[46]
C000056583 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%	[46]
C000056583 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.81%	[46]
C000056583 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.15%	[46]
C000056583 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[46]
C000056583 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.86%	[46]
C000056583 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%	[46]
C000056583 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%	[46]
C000056583 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%	[46]
C000056583 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[46]
C000056583 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000056583 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000056583 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000056583 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000056583 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000056583 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000056583 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000056583 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000056583 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000056583 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000056583 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.00%)
C000101127 [Member] | Royal Caribbean Cruises Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[47]
C000101127 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%	[47]
C000101127 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%	[47]
C000101127 [Member] | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[47]
C000101127 [Member] | Host Hotels And Resorts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[47]
C000101127 [Member] | United Airlines Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[47]
C000101127 [Member] | Expedia Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%	[47]
C000101127 [Member] | Delta Air Lines Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[47]
C000101127 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[47]
C000101127 [Member] | Super Micro Computer Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%	[47]
C000101127 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000101127 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000101127 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000101127 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000101127 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000101127 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000101127 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000101127 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000101127 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000101127 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000101127 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000101128 [Member] | Warner Bros Discovery Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[48]
C000101128 [Member] | General Motors Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.08%	[48]
C000101128 [Member] | United Airlines Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[48]
C000101128 [Member] | Hewlett Packard Enterprise Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[48]
C000101128 [Member] | Invesco Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%	[48]
C000101128 [Member] | Mohawk Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%	[48]
C000101128 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[48]
C000101128 [Member] | Paramount Skydance Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[48]
C000101128 [Member] | Citizens Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[48]
C000101128 [Member] | Universal Health Services Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[48]
C000101128 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000101128 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000101128 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000101128 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000101128 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000101128 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000101128 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000101128 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000101128 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000101128 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000101128 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000101128 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000197604 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%	[49]
C000197604 [Member] | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%	[49]
C000197604 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%	[49]
C000197604 [Member] | SBA Communications Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%	[49]
C000197604 [Member] | Healthpeak Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%	[49]
C000197604 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%	[49]
C000197604 [Member] | Ventas Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%	[49]
C000197604 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.66%	[49]
C000197604 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%	[49]
C000197604 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%	[49]
C000197604 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000197604 [Member] | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000197604 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000197604 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000197604 [Member] | Real Estate Management And Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000197604 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000197604 [Member] | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000197604 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000197604 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000197605 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[50]
C000197605 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[50]
C000197605 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[50]
C000197605 [Member] | Intel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[50]
C000197605 [Member] | First Solar Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%	[50]
C000197605 [Member] | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[50]
C000197605 [Member] | Teradyne Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[50]
C000197605 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[50]
C000197605 [Member] | Seagate Technology Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[50]
C000197605 [Member] | Dell Technologies Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%	[50]
C000197605 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000197605 [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000197605 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000197605 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000197605 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000197605 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000197605 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000197605 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000197606 [Member] | AES Corp The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%	[51]
C000197606 [Member] | NRG Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%	[51]
C000197606 [Member] | Evergy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[51]
C000197606 [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%	[51]
C000197606 [Member] | American Electric Power Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%	[51]
C000197606 [Member] | Sempra [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%	[51]
C000197606 [Member] | Xcel Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%	[51]
C000197606 [Member] | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%	[51]
C000197606 [Member] | Eversource Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%	[51]
C000197606 [Member] | Constellation Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%	[51]
C000197606 [Member] | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000197606 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.10%
C000197606 [Member] | Multi Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000197606 [Member] | Water Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000197606 [Member] | Independent Power and Renewbale Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000197606 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000197607 [Member] | Carnival Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[52]
C000197607 [Member] | Royal Caribbean Cruises Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[52]
C000197607 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%	[52]
C000197607 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[52]
C000197607 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[52]
C000197607 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[52]
C000197607 [Member] | Palantir Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.24%	[52]
C000197607 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[52]
C000197607 [Member] | Vistra Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%	[52]
C000197607 [Member] | United Airlines Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%	[52]
C000197607 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000197607 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000197607 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000197607 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000197607 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000197607 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000197607 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000197607 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000197607 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000197608 [Member] | Warner Bros Discovery Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[53]
C000197608 [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[53]
C000197608 [Member] | General Motors Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%	[53]
C000197608 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[53]
C000197608 [Member] | Paramount Skydance Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[53]
C000197608 [Member] | Mosaic Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[53]
C000197608 [Member] | Bunge Global S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[53]
C000197608 [Member] | Archer Daniels Midland Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[53]
C000197608 [Member] | Ford Motor Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%	[53]
C000197608 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%	[53]
C000197608 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000197608 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000197608 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000197608 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000197608 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000197608 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000197608 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000197608 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000197608 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000197608 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000197608 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000197608 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000197609 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.45%	[54]
C000197609 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%	[54]
C000197609 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.45%	[54]
C000197609 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.93%	[54]
C000197609 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.73%	[54]
C000197609 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.48%	[54]
C000197609 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.45%	[54]
C000197609 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[54]
C000197609 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.58%	[54]
C000197609 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%	[54]
C000197609 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.60%
C000197609 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000197609 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000197609 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000197609 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000197609 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000197609 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000197609 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000197609 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000197610 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[55]
C000197610 [Member] | Medpace Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%	[55]
C000197610 [Member] | Celsius Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%	[55]
C000197610 [Member] | Halozyme Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[55]
C000197610 [Member] | Hyatt Hotels Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[55]
C000197610 [Member] | AAON Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[55]
C000197610 [Member] | RenaissanceRe Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[55]
C000197610 [Member] | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%	[55]
C000197610 [Member] | AppFolio Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[55]
C000197610 [Member] | Rambus Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[55]
C000197610 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000197610 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000197610 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000197610 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000197610 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000197610 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000197610 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000197610 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000197611 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.06%	[56]
C000197611 [Member] | Twilio Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%	[56]
C000197611 [Member] | Medpace Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%	[56]
C000197611 [Member] | Hims And Hers Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%	[56]
C000197611 [Member] | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%	[56]
C000197611 [Member] | Roivant Sciences Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%	[56]
C000197611 [Member] | ATI Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[56]
C000197611 [Member] | Valaris Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[56]
C000197611 [Member] | MasTec Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[56]
C000197611 [Member] | Exelixis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[56]
C000197611 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000197611 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000197611 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000197611 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000197611 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000197611 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000197611 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000197611 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000197611 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000197612 [Member] | Avnet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[57]
C000197612 [Member] | TD SYNNEX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%	[57]
C000197612 [Member] | Goodyear Tire And Rubber Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%	[57]
C000197612 [Member] | Arrow Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[57]
C000197612 [Member] | Lear Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%	[57]
C000197612 [Member] | Cleveland Cliffs Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%	[57]
C000197612 [Member] | Concentrix Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%	[57]
C000197612 [Member] | Macy s Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%	[57]
C000197612 [Member] | PBF Energy Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%	[57]
C000197612 [Member] | HF Sinclair Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%	[57]
C000197612 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000197612 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000197612 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000197612 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000197612 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000197612 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000197612 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000197612 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000197612 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000197612 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000197612 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000197614 [Member] | Las Vegas Sands Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[58]
C000197614 [Member] | Best Buy Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[58]
C000197614 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%	[58]
C000197614 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[58]
C000197614 [Member] | General Motors Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.57%	[58]
C000197614 [Member] | Tapestry Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[58]
C000197614 [Member] | Ford Motor Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[58]
C000197614 [Member] | Ross Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%	[58]
C000197614 [Member] | lululemon athletica Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[58]
C000197614 [Member] | Airbnb Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[58]
C000197614 [Member] | Other Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000197614 [Member] | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000197614 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000197614 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000197614 [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000197614 [Member] | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000197614 [Member] | Textiles Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000197614 [Member] | Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000197614 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000197615 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[59]
C000197615 [Member] | InterDigital Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%	[59]
C000197615 [Member] | Krystal Biotech Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%	[59]
C000197615 [Member] | Veracyte Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[59]
C000197615 [Member] | TG Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[59]
C000197615 [Member] | Corcept Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[59]
C000197615 [Member] | Acadian Asset Management Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%	[59]
C000197615 [Member] | Powell Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[59]
C000197615 [Member] | DXP Enterprises Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[59]
C000197615 [Member] | Protagonist Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%	[59]
C000197615 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000197615 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000197615 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000197615 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000197615 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000197615 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000197615 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000197615 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000197615 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000197615 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000197615 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000197616 [Member] | Lincoln National Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[60]
C000197616 [Member] | United Natural Foods Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[60]
C000197616 [Member] | Par Pacific Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%	[60]
C000197616 [Member] | Viasat Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.54%	[60]
C000197616 [Member] | Dana Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[60]
C000197616 [Member] | Kohl s Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[60]
C000197616 [Member] | Adient PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[60]
C000197616 [Member] | National Vision Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[60]
C000197616 [Member] | Topgolf Callaway Brands Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[60]
C000197616 [Member] | Enviri Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[60]
C000197616 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000197616 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000197616 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000197616 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000197616 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000197616 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000197616 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000197616 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000197616 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000197616 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000197616 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000197616 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000197618 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[61]
C000197618 [Member] | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.26%	[61]
C000197618 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%	[61]
C000197618 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.96%	[61]
C000197618 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.31%	[61]
C000197618 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.89%	[61]
C000197618 [Member] | Coca Cola Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.04%	[61]
C000197618 [Member] | Procter And Gamble Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%	[61]
C000197618 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.17%	[61]
C000197618 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.72%	[61]
C000197618 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000197618 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000197618 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000197618 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000197618 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000197618 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000197618 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000197618 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000197618 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000197618 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000197620 [Member] | Las Vegas Sands Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[62]
C000197620 [Member] | Xylem Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[62]
C000197620 [Member] | Agilent Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[62]
C000197620 [Member] | IQVIA Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[62]
C000197620 [Member] | Prudential Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[62]
C000197620 [Member] | Otis Worldwide Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[62]
C000197620 [Member] | GE HealthCare Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[62]
C000197620 [Member] | DuPont de Nemours Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[62]
C000197620 [Member] | Hartford Insurance Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[62]
C000197620 [Member] | Consolidated Edison Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[62]
C000197620 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000197620 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000197620 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000197620 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000197620 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000197620 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000197620 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000197620 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000197620 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000197620 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000197621 [Member] | Halliburton Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%	[63]
C000197621 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%	[63]
C000197621 [Member] | JPMorgan Chase And Co Series MM Pfd 4 20 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%	[63]
C000197621 [Member] | JPMorgan Chase And Co Series LL Pfd 4 63 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%	[63]
C000197621 [Member] | Ventas Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%	[63]
C000197621 [Member] | Black Stone Minerals L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[63]
C000197621 [Member] | Banco Bilbao Vizcaya Argentaria S A ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[63]
C000197621 [Member] | Peabody Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%	[63]
C000197621 [Member] | Nuveen Preferred And Income Opportunities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%	[63]
C000197621 [Member] | Tenaris S A ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%	[63]
C000197621 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000197621 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000197621 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000197621 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000197621 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000197621 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000197621 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000197621 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000197621 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000197621 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000197622 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[64]
C000197622 [Member] | Caterpillar Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%	[64]
C000197622 [Member] | Cloudflare Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[64]
C000197622 [Member] | Waters Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%	[64]
C000197622 [Member] | Palantir Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%	[64]
C000197622 [Member] | C H Robinson Worldwide Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[64]
C000197622 [Member] | Fair Isaac Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%	[64]
C000197622 [Member] | Zoom Communications Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[64]
C000197622 [Member] | Cummins Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[64]
C000197622 [Member] | NetApp Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[64]
C000197622 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000197622 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000197622 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000197622 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000197622 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000197622 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000197622 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000197622 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000197622 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000197623 [Member] | Sandisk Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.37%	[65]
C000197623 [Member] | Constellation Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.57%	[65]
C000197623 [Member] | GE HealthCare Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.92%	[65]
C000197623 [Member] | Ralliant Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%	[65]
C000197623 [Member] | Millrose Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[65]
C000197623 [Member] | Solventum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%	[65]
C000197623 [Member] | Veralto Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.75%	[65]
C000197623 [Member] | Crane Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[65]
C000197623 [Member] | Everus Construction Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[65]
C000197623 [Member] | GE Vernova Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.54%	[65]
C000197623 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000197623 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000197623 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000197623 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000197623 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000197623 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000197623 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000197623 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000197623 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000197623 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000197625 [Member] | Monster Beverage Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[66]
C000197625 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%	[66]
C000197625 [Member] | Coca Cola Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[66]
C000197625 [Member] | Estee Lauder Cos Inc The Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%	[66]
C000197625 [Member] | Bunge Global S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.24%	[66]
C000197625 [Member] | Lamb Weston Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%	[66]
C000197625 [Member] | Kellanova [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%	[66]
C000197625 [Member] | PepsiCo Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[66]
C000197625 [Member] | Target Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%	[66]
C000197625 [Member] | Dollar Tree Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%	[66]
C000197625 [Member] | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000197625 [Member] | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000197625 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000197625 [Member] | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000197625 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000197625 [Member] | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000197625 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000197627 [Member] | Texas Pacific Land Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.58%	[67]
C000197627 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.63%	[67]
C000197627 [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.87%	[67]
C000197627 [Member] | Marathon Petroleum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%	[67]
C000197627 [Member] | EQT Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.77%	[67]
C000197627 [Member] | Baker Hughes Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[67]
C000197627 [Member] | Halliburton Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%	[67]
C000197627 [Member] | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.67%	[67]
C000197627 [Member] | Phillips 66 Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.72%	[67]
C000197627 [Member] | Expand Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.88%	[67]
C000197627 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.20%
C000197627 [Member] | Energy Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000197627 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000197628 [Member] | Caterpillar Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%	[68]
C000197628 [Member] | Warner Bros Discovery Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.36%	[68]
C000197628 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.32%	[68]
C000197628 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.32%	[68]
C000197628 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%	[68]
C000197628 [Member] | Intel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.32%	[68]
C000197628 [Member] | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%	[68]
C000197628 [Member] | Teradyne Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%	[68]
C000197628 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%	[68]
C000197628 [Member] | Albemarle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%	[68]
C000197628 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000197628 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000197628 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000197628 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000197628 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000197628 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000197628 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000197628 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000197628 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000197628 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000197628 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000197628 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000197629 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[69]
C000197629 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[69]
C000197629 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[69]
C000197629 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[69]
C000197629 [Member] | Interactive Brokers Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%	[69]
C000197629 [Member] | Robinhood Markets Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[69]
C000197629 [Member] | PayPal Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%	[69]
C000197629 [Member] | Invesco Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[69]
C000197629 [Member] | Principal Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[69]
C000197629 [Member] | Coinbase Global Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[69]
C000197629 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000197629 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000197629 [Member] | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000197629 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000197629 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000197629 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000197630 [Member] | Cardinal Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[70]
C000197630 [Member] | Regeneron Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%	[70]
C000197630 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[70]
C000197630 [Member] | Waters Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[70]
C000197630 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[70]
C000197630 [Member] | Universal Health Services Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[70]
C000197630 [Member] | Agilent Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[70]
C000197630 [Member] | IQVIA Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[70]
C000197630 [Member] | Bio Techne Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[70]
C000197630 [Member] | Charles River Laboratories International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[70]
C000197630 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000197630 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000197630 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000197630 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000197630 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000197630 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000197631 [Member] | Caterpillar Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[71]
C000197631 [Member] | RTX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%	[71]
C000197631 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%	[71]
C000197631 [Member] | United Parcel Service Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%	[71]
C000197631 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%	[71]
C000197631 [Member] | C H Robinson Worldwide Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[71]
C000197631 [Member] | CSX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%	[71]
C000197631 [Member] | FedEx Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%	[71]
C000197631 [Member] | Huntington Ingalls Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[71]
C000197631 [Member] | J B Hunt Transport Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%	[71]
C000197631 [Member] | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000197631 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000197631 [Member] | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000197631 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000197631 [Member] | Other Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000197631 [Member] | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000197631 [Member] | Air Freight And Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000197631 [Member] | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000197631 [Member] | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000197631 [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000197631 [Member] | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000197631 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000197632 [Member] | Martin Marietta Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%	[72]
C000197632 [Member] | Vulcan Materials Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.81%	[72]
C000197632 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.01%	[72]
C000197632 [Member] | DuPont de Nemours Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.16%	[72]
C000197632 [Member] | Albemarle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[72]
C000197632 [Member] | Steel Dynamics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.58%	[72]
C000197632 [Member] | Avery Dennison Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%	[72]
C000197632 [Member] | Nucor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[72]
C000197632 [Member] | Dow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%	[72]
C000197632 [Member] | International Flavors And Fragrances Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%	[72]
C000197632 [Member] | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000197632 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.30%
C000197632 [Member] | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000197632 [Member] | Container and Packaging Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000197632 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000205462 [Member] | Warner Bros Discovery Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.08%	[73]
C000205462 [Member] | Walt Disney Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%	[73]
C000205462 [Member] | Paramount Skydance Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[73]
C000205462 [Member] | TKO Group Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.36%	[73]
C000205462 [Member] | Omnicom Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.45%	[73]
C000205462 [Member] | Interpublic Group of Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.46%	[73]
C000205462 [Member] | Frontier Communications Parent Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.56%	[73]
C000205462 [Member] | Take Two Interactive Software Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%	[73]
C000205462 [Member] | Trade Desk Inc The Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.92%	[73]
C000205462 [Member] | Electronic Arts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[73]
C000205462 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000205462 [Member] | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000205462 [Member] | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000205462 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000205462 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000205462 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%

[1]	Excluding money market fund holdings, if any.
[2]	Excluding money market fund holdings, if any.
[3]	Excluding money market fund holdings, if any.
[4]	Excluding money market fund holdings, if any.
[5]	Excluding money market fund holdings, if any.
[6]	Excluding money market fund holdings, if any.
[7]	Excluding money market fund holdings, if any.
[8]	Excluding money market fund holdings, if any.
[9]	Excluding money market fund holdings, if any.
[10]	Excluding money market fund holdings, if any.
[11]	Excluding money market fund holdings, if any.
[12]	Excluding money market fund holdings, if any.
[13]	Excluding money market fund holdings, if any.
[14]	Excluding money market fund holdings, if any.
[15]	Excluding money market fund holdings, if any.
[16]	Excluding money market fund holdings, if any.
[17]	Excluding money market fund holdings, if any.
[18]	Excluding money market fund holdings, if any.
[19]	Excluding money market fund holdings, if any.
[20]	Excluding money market fund holdings, if any.
[21]	Excluding money market fund holdings, if any.
[22]	Excluding money market fund holdings, if any.
[23]	Excluding money market fund holdings, if any.
[24]	Excluding money market fund holdings, if any.
[25]	Excluding money market fund holdings, if any.
[26]	Excluding money market fund holdings, if any.
[27]	Excluding money market fund holdings, if any.
[28]	Excluding money market fund holdings, if any.
[29]	Excluding money market fund holdings, if any.
[30]	Excluding money market fund holdings, if any.
[31]	Excluding money market fund holdings, if any.
[32]	Excluding money market fund holdings, if any.
[33]	Excluding money market fund holdings, if any.
[34]	Excluding money market fund holdings, if any.
[35]	Excluding money market fund holdings, if any.
[36]	Excluding money market fund holdings, if any.
[37]	Excluding money market fund holdings, if any.
[38]	Excluding money market fund holdings, if any.
[39]	Excluding money market fund holdings, if any.
[40]	Excluding money market fund holdings, if any.
[41]	Excluding money market fund holdings, if any.
[42]	Excluding money market fund holdings, if any.
[43]	Excluding money market fund holdings, if any.
[44]	Excluding money market fund holdings, if any.
[45]	Excluding money market fund holdings, if any.
[46]	Excluding money market fund holdings, if any.
[47]	Excluding money market fund holdings, if any.
[48]	Excluding money market fund holdings, if any.
[49]	Excluding money market fund holdings, if any.
[50]	Excluding money market fund holdings, if any.
[51]	Excluding money market fund holdings, if any.
[52]	Excluding money market fund holdings, if any.
[53]	Excluding money market fund holdings, if any.
[54]	Excluding money market fund holdings, if any.
[55]	Excluding money market fund holdings, if any.
[56]	Excluding money market fund holdings, if any.
[57]	Excluding money market fund holdings, if any.
[58]	Excluding money market fund holdings, if any.
[59]	Excluding money market fund holdings, if any.
[60]	Excluding money market fund holdings, if any.
[61]	Excluding money market fund holdings, if any.
[62]	Excluding money market fund holdings, if any.
[63]	Excluding money market fund holdings, if any.
[64]	Excluding money market fund holdings, if any.
[65]	Excluding money market fund holdings, if any.
[66]	Excluding money market fund holdings, if any.
[67]	Excluding money market fund holdings, if any.
[68]	Excluding money market fund holdings, if any.
[69]	Excluding money market fund holdings, if any.
[70]	Excluding money market fund holdings, if any.
[71]	Excluding money market fund holdings, if any.
[72]	Excluding money market fund holdings, if any.
[73]	Excluding money market fund holdings, if any.